INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income		$ 14,538	$ 10,897	$ (81,580)
Statutory tax rate in Israel		23.00%	23.00%	24.00%
Theoretical tax expense (income)		$ 3,344	$ 2,506	$ (19,579)
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	[1]	(2,973)	(1,301)	(584)
Non-deductible expenses		374	298	1,150
Non-deductible Impairment charges				12,652
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net		421	541	(209)
Tax adjustment in respect of different tax rate of foreign subsidiaries		397	511	(3,392)
Change in future tax rate				836
Other		82	221	300
Taxes on income		$ 1,645	$ 2,776	$ (8,826)
Benefit per ordinary share from "Preferred Enterprise" status:
Basic		$ 0.11	$ 0.05	$ 0.02
Diluted		$ 0.11	$ 0.05	$ 0.02

[1]	Benefit per ordinary share from "Preferred Enterprise"